SEGMENTS, GEOGRAPHIC AREAS AND MAJOR CUSTOMERS (Tables)	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Schedule of sales by geographic area as percentage of total sales
	Year ended December 31,
	2 0 2 5	2 0 2 4	2 0 2 3
	%	%	%

China	33	39	36
Taiwan, R.O.C.	29	20	18
Korea	16	18	20
USA	9	14	13
Other	13	9	13
Total	100	100	100

Schedule of sales by major customers as percentage of total sales
	Year ended December 31,
	2 0 2 5	2 0 2 4	2 0 2 3
	%	%	%

Customer A	23	18	19
Customer B	10	14	18

Schedule of long-lived assets by geographic location
	As of December 31,
	2 0 2 5	2 0 2 4
	%	%

Israel	43	48
US	24	24
Germany	28	22
Other	5	6
Total long-lived assets (*)	100	100

(*) Long-lived assets are comprised of property, plant and equipment, net and operating lease right-of-use assets.